Average Annual Total Returns		12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Acclivity Small Cap Value Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	17.29%
Acclivity Small Cap Value Fund | Morningstar US Small Cap Broad Value Extended Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.48%	10.32%	11.13%
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		4.87%	12.36%	12.47%
Performance Inception Date		Dec. 31, 2018
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.14%	12.55%	12.63%
Performance Inception Date		Dec. 31, 2018
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.73%	11.45%	11.74%
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	9.83%	10.13%
Dynamic International Opportunity Fund | Morningstar Global ex-US Target Market Exposure Net Return USD (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	31.87%	8.05%		8.54%	[3]
Dynamic International Opportunity Fund | MSCI ACWI ex USA Index (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.38%	7.91%		8.41%	[3]
Dynamic International Opportunity Fund | Dynamic International Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.34%	4.97%		6.46%	[3]
Dynamic International Opportunity Fund | Dynamic International Opportunity Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		26.62%	4.50%		6.94%	[3]
Performance Inception Date		Dec. 30, 2011
Dynamic International Opportunity Fund | Dynamic International Opportunity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		26.95%	4.77%		7.21%	[3]
Performance Inception Date		Dec. 30, 2011
Dynamic International Opportunity Fund | Dynamic International Opportunity Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.75%	4.09%		6.67%	[3]
Dynamic International Opportunity Fund | Dynamic International Opportunity Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.79%	3.69%		5.78%	[3]
Dynamic U.S. Opportunity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%	[4]
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Blend Index 70/30 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.75%	9.96%		11.05%	[4]
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		15.98%	9.25%		10.77%	[4]
Performance Inception Date		Dec. 30, 2011
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		16.27%	9.51%		11.04%	[4]
Performance Inception Date		Dec. 30, 2011
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.74%	7.21%		9.20%	[4]
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.72%	7.18%		8.64%	[4]

[1]	The Acclivity Small Cap Value Fund commenced operations on December 31, 2018.
[2]	As of December 31, 2024, the Fund’s primary benchmark changed from the MSCI ACWI ex USA Net (USD) Index to the Morningstar Global ex-US Target Market Exposure Net Return USD Index because the Adviser believes that the Morningstar Global ex-US Target Market Exposure Net Return USD Index better reflects the investment strategy of the Fund. The MSCI ACWI ex USA Net (USD) Index will continue to be shown for a period of one year.
[3]	Class I and Class N shares of the Dynamic International Opportunity Fund commenced operations on December 30, 2011.
[4]	The Class I and Class N shares of the Dynamic U.S. Opportunity Fund commenced operations on December 30, 2011.